Earnings Per Share	9 Months Ended
Sep. 30, 2012
Earnings Per Share

8. Earnings Per Share

The calculation of basic earnings per share excludes any dilutive effect of stock options, while diluted earnings per share includes the dilutive effect of options. For the nine months ended September 30, 2012 and 2011 there were no dilutive shares excluded from this calculation resulting from the antidilutive effect of options.